UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 99.2%		$1,554,259,143
(Cost $1,006,582,799)
Consumer discretionary 32.7%		512,059,245
Hotels, restaurants and leisure 9.2%
Chipotle Mexican Grill, Inc. (A)	161,042	52,300,000
Starbucks Corp.	787,593	44,743,158
Yum! Brands, Inc.	560,468	47,409,988
Internet and direct marketing retail 7.0%
Amazon.com, Inc. (A)	45,144	65,498,978
The Priceline Group, Inc. (A)	23,210	44,378,681
Media 2.9%
The Walt Disney Company	421,663	45,822,118
Specialty retail 9.5%
Lowe's Companies, Inc.	467,813	48,994,055
The TJX Companies, Inc.	610,688	49,050,460
Ulta Beauty, Inc. (A)	227,299	50,483,108
Textiles, apparel and luxury goods 4.1%
NIKE, Inc., Class B	929,034	63,378,699
Consumer staples 3.0%		46,292,728
Food products 3.0%
Mondelez International, Inc., Class A	1,042,629	46,292,728
Energy 5.2%		80,987,645
Energy equipment and services 5.2%
Core Laboratories NV (B)	264,770	30,263,212
Schlumberger, Ltd.	689,378	50,724,433
Health care 12.9%		202,328,073
Biotechnology 3.5%
Regeneron Pharmaceuticals, Inc. (A)	149,104	54,668,982
Health care providers and services 3.8%
UnitedHealth Group, Inc.	254,254	60,202,262
Health care technology 2.4%
Cerner Corp. (A)	542,942	37,533,580
Pharmaceuticals 3.2%
Novo Nordisk A/S, ADR	899,518	49,923,249
Industrials 3.1%		49,076,554
Road and rail 3.1%
J.B. Hunt Transport Services, Inc.	406,162	49,076,554
Information technology 35.3%		553,617,967
Internet software and services 7.0%
Alphabet, Inc., Class C (A)	52,638	61,583,302
Facebook, Inc., Class A (A)	261,207	48,816,976
IT services 14.1%
Alliance Data Systems Corp.	175,416	45,022,271
Automatic Data Processing, Inc.	316,883	39,176,245
FleetCor Technologies, Inc. (A)	331,429	70,428,663
Visa, Inc., Class A	538,643	66,915,620
Software 14.2%
Autodesk, Inc. (A)	483,991	55,959,039
2	JOHN HANCOCK U.S. Global Leaders Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Red Hat, Inc. (A)	374,159	$49,157,009
salesforce.com, Inc. (A)	606,083	69,038,915
SAP SE, ADR (B)	419,602	47,519,927
Materials 3.8%		60,242,985
Chemicals 3.8%
Ecolab, Inc.	437,558	60,242,985
Real estate 3.2%		49,653,946
Equity real estate investment trusts 3.2%
Equinix, Inc.	109,084	49,653,946

	Yield (%)	Shares	Value
Securities lending collateral 2.5%			$39,916,728
(Cost $39,911,854)
John Hancock Collateral Trust (C)	1.4720(D)	3,989,638	39,916,728
Short-term investments 1.4%			$21,211,605
(Cost $21,211,605)
Money market funds 1.4%			21,211,605
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.2490(D)	21,211,605	21,211,605

Total investments (Cost $1,067,706,258) 103.1%	$1,615,387,476
Other assets and liabilities, net (3.1%)	(48,391,093)
Total net assets 100.0%	$1,566,996,383

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $39,129,181.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q1	01/18
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		3/18

John Hancock

Classic Value Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 96.5%		$2,345,134,397
(Cost $1,825,377,738)
Consumer discretionary 10.8%		262,164,095
Automobiles 2.5%
Ford Motor Company	5,476,327	60,075,307
Hotels, restaurants and leisure 1.0%
Hilton Worldwide Holdings, Inc.	296,268	25,375,354
Media 7.3%
News Corp., Class A	2,160,052	36,958,490
Omnicom Group, Inc.	910,344	69,777,868
The Interpublic Group of Companies, Inc.	3,196,760	69,977,076
Consumer staples 3.6%		87,293,034
Food and staples retailing 3.6%
Walmart, Inc.	818,884	87,293,034
Energy 13.5%		326,760,841
Energy equipment and services 2.4%
Halliburton Company	1,064,410	57,158,817
Oil, gas and consumable fuels 11.1%
BP PLC, ADR	1,083,645	46,369,170
Cenovus Energy, Inc.	4,945,673	47,231,177
Exxon Mobil Corp.	508,542	44,395,717
Murphy Oil Corp.	1,103,276	35,415,160
Royal Dutch Shell PLC, ADR, Class A	1,369,459	96,190,800
Financials 40.8%		991,488,954
Banks 14.0%
Bank of America Corp.	2,972,988	95,135,616
Citigroup, Inc.	1,252,054	98,261,198
JPMorgan Chase & Co.	586,661	67,859,078
Wells Fargo & Company	1,196,410	78,699,850
Capital markets 13.8%
Franklin Resources, Inc.	1,364,649	57,874,764
Morgan Stanley	1,429,596	80,843,654
State Street Corp.	646,187	71,190,422
The Goldman Sachs Group, Inc.	274,028	73,409,361
UBS Group AG (A)(B)	2,577,126	52,367,200
Consumer finance 3.3%
Capital One Financial Corp.	775,281	80,598,213
Diversified financial services 3.3%
Voya Financial, Inc.	1,562,843	81,127,180
Insurance 6.4%
American International Group, Inc.	1,034,118	66,100,823
Axis Capital Holdings, Ltd.	746,892	37,740,453
Brighthouse Financial, Inc. (A)	56,735	3,645,791
MetLife, Inc.	970,155	46,635,351
Health care 10.2%		246,776,090
Health care providers and services 6.2%
Cardinal Health, Inc.	355,479	25,519,837
Express Scripts Holding Company (A)	671,456	53,165,886
McKesson Corp.	419,951	70,921,325
2	JOHN HANCOCK Classic Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 4.0%
Merck & Company, Inc.	189,119	$11,205,301
Mylan NV (A)	2,006,155	85,963,741
Industrials 3.3%		81,270,299
Machinery 3.3%
Dover Corp.	765,185	81,270,299
Information technology 13.3%		324,261,720
IT services 3.3%
Cognizant Technology Solutions Corp., Class A	1,030,906	80,390,050
Software 4.2%
Micro Focus International PLC, ADR	631,668	19,101,640
Oracle Corp.	1,597,394	82,409,556
Technology hardware, storage and peripherals 5.8%
Hewlett Packard Enterprise Company	6,476,171	106,209,204
HP, Inc.	1,550,226	36,151,270
Utilities 1.0%		25,119,364
Electric utilities 1.0%
Edison International	401,717	25,119,364

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$2,163,595
(Cost $2,163,614)
John Hancock Collateral Trust (C)	1.4720(D)	216,249	2,163,595

	Par value^	Value
Short-term investments 4.5%		$110,897,000
(Cost $110,897,000)
Repurchase agreement 4.5%		110,897,000
Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $110,898,663 on 2-1-18, collateralized by $112,905,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $113,115,681, including interest)	110,897,000	110,897,000

Total investments (Cost $1,938,438,352) 101.1%	$2,458,194,992
Other assets and liabilities, net (1.1%)	(27,892,488)
Total net assets 100.0%	$2,430,302,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 1-31-18. The value of securities on loan amounted to $2,117,440.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-18.
The fund had the following country composition as a percentage of net assets on 1-31-18:
United States	87.9%
Netherlands	3.9%
United Kingdom	2.7%
Switzerland	2.1%
Canada	1.9%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Bermuda	1.5%
TOTAL	100.0%
4	JOHN HANCOCK Classic Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q1	01/18
This report is for the information of the shareholders of John Hancock Classic Value Fund.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018